Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Managed Equity Portfolio

Supplement dated November 3, 2016 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and should be retained for future reference. The AST Managed Equity Portfolio and the AST Prudential Growth Allocation Portfolio, each of which is discussed in this supplement, may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

_____________________________________________________________________________________________________________________________________________________________

Effective immediately, the Prospectus is revised as follows:

      I.      The table labeled "Index" in the "SUMMARY: AST MANAGED EQUITY PORTFOLIO--Past Performance" section of the Prospectus relating to the AST Managed Equity Portfolio is hereby deleted and replaced with the following:

Index	1 Year	Since Inception (04/28/14)
MSCI All Country World Index (GD) (reflects no deduction for fees, expenses or taxes)	-1.84%	0.32%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	7.25%

AST Managed Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Managed Equity Portfolio

Supplement dated November 3, 2016 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and should be retained for future reference. The AST Managed Equity Portfolio and the AST Prudential Growth Allocation Portfolio, each of which is discussed in this supplement, may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

_____________________________________________________________________________________________________________________________________________________________

Effective immediately, the Prospectus is revised as follows:

      I.      The table labeled "Index" in the "SUMMARY: AST MANAGED EQUITY PORTFOLIO--Past Performance" section of the Prospectus relating to the AST Managed Equity Portfolio is hereby deleted and replaced with the following:

Index	1 Year	Since Inception (04/28/14)
MSCI All Country World Index (GD) (reflects no deduction for fees, expenses or taxes)	-1.84%	0.32%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	7.25%

AST Managed Equity Portfolio | MSCI All Country World Index (GD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2014
AST Managed Equity Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2014